DERIVATIVE WARRANTS LIABILITIES AND PREFUNDED WARRANTS - Disclosure of detailed information about valuation of the derivative warrants liabilities (Details) - Derivative warrants liabilities - $ / shares
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Series 2024
Disclosure of detailed information about financial instruments [line items]
Share price (in CAD)	$ 1.91	$ 3.25
Exercise price (in CAD)	$ 3.43	$ 4.32
Expected volatility (%)	67.72%	72.20%
Risk-free interest rate (%)	2.90%	2.93%
Dividend yield (%)	0.00%
Expected term (years)	4 years 7 months 2 days	1 year 10 months 17 days
Number of warrants	742,517	742,517
Fair value per warrant (in CAD)	$ 0.81	$ 1.06
Series 2023
Disclosure of detailed information about financial instruments [line items]
Share price (in CAD)	1.91	3.25
Exercise price (in CAD)	$ 12.34	$ 12.95
Expected volatility (%)	67.28%	75.70%
Risk-free interest rate (%)	3.63%	4.21%
Dividend yield (%)	0.00%	0.00%
Expected term (years)	4 months 13 days	1 year 4 months 6 days
Number of warrants	818,818	818,818
Fair value per warrant (in CAD)	$ 0	$ 0.14
Series 2021
Disclosure of detailed information about financial instruments [line items]
Share price (in CAD)	1.91	3.25
Exercise price (in CAD)	$ 59.21	$ 62.14
Expected volatility (%)	67.30%	75.70%
Risk-free interest rate (%)	3.63%	4.21%
Dividend yield (%)	0.00%	0.00%
Expected term (years)	4 months 13 days	1 year 4 months 6 days
Number of warrants	49,058	49,058
Fair value per warrant (in CAD)	$ 0	$ 0